Revenue	6 Months Ended
Sep. 30, 2025
Revenue [Abstract]
Revenue

10. Revenue

The Company has disaggregated its revenue from contracts with customers as follows:

		For the six months ended September 30,
		2025	2024
	Point of recognition	USD	USD
		(unaudited)	(unaudited)
Construction services	Over time	9,396,001	11,613,852
Total		9,396,001	11,613,852